SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - $ / shares shares in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Loss per share
Weighted-average number of Common Shares - basic	223,688	204,382
Weighted-average numbers of Common Shares - diluted	223,688	204,382
Basic and diluted loss per share	$ (0.02)	$ (0.02)
Diluted loss per share	$ (0.02)	$ (0.02)